Share-Based Compensation - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 09, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 741,506	$ 2,843,701
2023 Share Incentive Plan II | Restricted Shares Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	312,818	2,843,701
Unrecognized share-based compensation expenses	$ 462,001		$ 935,641
Unrecognized share-based compensation expected weighted-average period	1 year 25 days		1 year 3 months 3 days
2026 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance				1,492,028,626
2026 Share Incentive Plan | Restricted Shares Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 428,688	$ 0
Unrecognized share-based compensation expenses	$ 48,035
Unrecognized share-based compensation expected weighted-average period	2 years 2 months 19 days